Cover	Dec. 22, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2025
Entity File Number	001-42595
Entity Registrant Name	Aether Holdings, Inc.
Entity Central Index Key	0002026353
Entity Tax Identification Number	35-2818803
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	110 Charlton Street
Entity Address, Address Line Two	Unit RET B
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10014
City Area Code	(347)
Local Phone Number	726-8898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1441 Broadway
Entity Address, Address Line Two	30th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018